Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [Line Items]
Applicable tax rate		17.00%	17.00%	17.00%
Creditable ratios for distribution of earnings			20.48%
Unappropriated earnings [Member]
Income tax [Line Items]
Applicable tax rate		10.00%
Scenario Plan
Income tax [Line Items]
Applicable tax rate	20.00%
Increase in deferred tax assets	$ 480
Increase in deferred tax liabilities	$ 236
Scenario Plan | Unappropriated earnings [Member]
Income tax [Line Items]
Applicable tax rate	5.00%
China [Member]
Income tax [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%